Preferred Stock (Details textual) (USD $)	3 Months Ended				1 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended									3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended					12 Months Ended				3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 25, 2011	Aug. 03, 2010	Jan. 27, 2012 Convertible Notes Payable [Member]	Mar. 31, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Mar. 31, 2014 Warrant [Member]	Mar. 31, 2014 Series A Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Mar. 31, 2014 Series A Convertible Preferred Stock [Member]	Dec. 31, 2013 Series A Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Mar. 31, 2014 Series B Convertible Preferred Stock [Member]	Dec. 31, 2013 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Aug. 03, 2010 Series B Convertible Preferred Stock [Member]	Mar. 31, 2014 Series B Preferred Stock 2010 [Member]	Dec. 31, 2013 Series B Preferred Stock 2010 [Member]	Dec. 31, 2012 Series B Preferred Stock 2010 [Member]	Aug. 03, 2010 Series B Preferred Stock 2010 [Member]	Mar. 31, 2014 Series B Preferred Stock 2010 [Member] Common Stock [Member]	Dec. 31, 2013 Series B Preferred Stock 2010 [Member] Common Stock [Member]	Dec. 31, 2012 Series B Preferred Stock 2010 [Member] Common Stock [Member]	Jan. 24, 2014 Series C Preferred Stock 2011 [Member]	Jul. 31, 2012 Series C Preferred Stock 2011 [Member]	Mar. 25, 2011 Series C Preferred Stock 2011 [Member]	Dec. 31, 2013 Series C Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]	Mar. 31, 2014 Series C Preferred Stock [Member]	Mar. 31, 2014 Series E Preferred Stock [Member]	Mar. 31, 2014 Series E Preferred Stock [Member] Convertible Notes Payable [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Stock, Shares Outstanding													100,000	0	177,906	951,250	976,250	2,076,250									146,667	14,797				146,667	103,232
Preferred Stock, Par or Stated Value Per Share			$ 0.0001								$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001					$ 1							$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Liquidation Preference Per Share													$ 3.00						$ 1.00
Stock Issued During Period, Shares, New Issues						591,666				100,000
Proceeds from Issuance of Preferred Stock and Preference Stock										$ 300,000
Number Of Shares In Each Share On Conversion			0.12702	0.0635																0.0635
Conversion Of Series B Preferred Stock To Common Stock Share							69,864	34,931			0	0								25,000	1,100,000	550,000		1,587	69,864	34,931				0	0
Preferred Stock, Shares Authorized													325,000	325,000	10,000,000	4,000,000	4,000,000	4,000,000					4,000,000						1,000,000			146,667	103,232
Stock Issued During Period, Value, Conversion of Convertible Securities									216,667
Debt Conversion, Converted Instrument, Shares Issued					1,600,000																													103,232
Debt Conversion, Converted Instrument, Amount	15	0																																300,000
Interest Payable																																		$ 9,698